Cash and cash equivalents (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Cash and Cash Equivalents [Line Items]
Other cash payment to acquire interests in joint ventures	$ (19,287,372)	$ (13,549,638)	$ (59,505,559)
Cash flow used for control of subsidiaries or other business	(86,912)	0	(49,222,782)
Payment for changes in ownership interests in subsidiaries	(1,028,076)	(8,652,268)	(5,819,495)
Total	$ (20,402,360)	$ (22,201,906)	$ (114,547,836)